UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, IL 60062

(Address of principal executive offices)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, IL 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – June 30, 2010

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2010

Board of Managers

Separate Account B:

David G. Fussell, Chairman

H. Grant Law, Jr.

Henry E. Blaine

PRINCIPAL OFFICERS OF ALLSTATE ASSURANCE COMPANY

Frederick F. Cripe, Chairman, President and Chief Executive Officer

Kevin M. Tiernan, Chief Administrative Officer

Thomas W. Evans, Senior Vice President

Judith P. Greffin, Senior Vice President and Chief Investment Officer

John C. Pintozzi, Senior Vice President and Chief Financial Officer

Samuel H. Pilch, Group Vice President and Controller

Richard C. Crist, Jr., Vice President and Chief Privacy Officer

Scott D. Harper, Vice President

Susan L. Lees, General Counsel and Secretary

Steven C. Verney, Treasurer

Errol Cramer, Assistant Vice President and Appointed Actuary

Keith A. Hauschildt, Assistant Vice President and Chief Compliance Officer

Jennifer M. Hager, Assistant Secretary

Mary J. McGinn, Assistant Secretary

Mario Rizzo, Assistant Treasurer

ALLSTATE ASSURANCE COMPANY SEPARATE ACCOUNT B

A separate account of Allstate Assurance Company (“Company”)

This report and the financial statements attached are submitted solely for the general information of contract owners of Allstate Assurance Company Separate Account B (“Separate Account B” or “Registrant”) and are not authorized for other use.

MESSAGE TO PARTICIPANTS IN

ALLSTATE ASSURANCE COMPANY

VARIABLE ANNUITY CONTRACTS

This semi-annual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the six months ended June 30, 2010. Comparative figures that relate to Separate Account B’s activities during the six months ended 2010 are provided below.

The accumulation value for Separate Account B decreased 6.30% for the first half of 2010 from $13.64 at year-end 2009 to $12.78 on June 30, 2010. During this same period the S&P 500 index decreased by a total return of 6.65%. The number of accumulation units outstanding as of June 30, 2010 was 47,493. This number remained unchanged compared to December 31, 2009 as there have been no transfers, withdrawals or retirements. As a result of changes in the accumulation unit value, total contract owners’ equity on June 30, 2010 was $843,887 compared to $918,897 on December 31, 2009.

The tone of the markets changed dramatically during the second quarter, as the S&P 500 decreased by approximately 11%. The economic indicators showed softening, which translated into overall market slowdown in earnings growth. Additionally, pull-back in spending signaled consumer caution which can indicate pressure on profit margins. While many companies struggled to grow their top revenue lines, the companies in the portfolio exceeded earnings expectations overall. We continue to believe your portfolio is positioned properly with leading companies in their respective sectors.

Thank you for your continued support.

/s/ David G. Fussell
David G. Fussell Chairman, Board of Managers Allstate Assurance Company Separate Account B

REMUNERATION OF MEMBERS OF THE BOARD OF MANAGERS

Unum Group paid all expenses relative to the operation of Separate Account B including Board of Managers’ fees. Accordingly, no member of the Board of Managers (“Board”) receives any remuneration from Separate Account B. Each Board member, other than David G. Fussell, receives an annual retainer of $4,500.00 for serving on the Board. Mr. Fussell received no remuneration from the Company based on his membership on the Board.

PROXY VOTING POLICIES

A description of Separate Account B’s proxy voting policy and procedures is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view a description of Separate Account B’s proxy voting policy and procedures on the SEC’s website, www.sec.gov.

Information regarding how Separate Account B voted proxies relating to portfolio securities during the most recent 12-month period ended is available via the methods noted above.

On June 30, 2010, Separate Account B held its Annual Meeting of Contract owners to vote on (i) the election of three (3) members of the Board of Managers in accordance with the Rules and Regulations of Separate Account B, (ii) the ratification of the selection and appointment of Deloitte & Touche LLP as the Independent Auditors for Separate Account B in accordance with the Rules and Regulations and (iii) the transaction of such other business as may properly come before the meeting. At the meeting, a majority of Contract owners holding outstanding interests in Separate Account B voted (i) to elect David G. Fussell, Henry E. Blaine and H. Grant Law, Jr. to the Board, and (ii) to ratify the selection and appointment of Deloitte & Touche LLP as the Independent Auditor for Separate Account B.

The final vote tallies for each item are as follows:

1.	The election of three (3) members of the Board of Managers in accordance with the Rules and Regulations of Separate Account B.

	No. of Shares	% of Outstanding Shares	% of Shares Voted

David G. Fussell

Affirmative	24,640.080	51.882%	95.458%
Withhold	1,172.292	2.468%	4.542%

TOTAL	25,812.372	54.350%	100.000%

Henry E. Blaine
Affirmative	24,640.080	51.882%	95.458%
Withhold	1,172.292	2.468%	4.542%

TOTAL	25,812.372	54.350%	100.000%

	No. of Shares	% of Outstanding Shares	% of Shares Voted

H. Grant Law, Jr.
Affirmative	24,640.080	51.882%	95.458%
Withhold	1,172.292	2.468%	4.542%

TOTAL	25,812.372	54.350%	100.000%

2.	Ratification of the selection and appointment of Deloitte & Touche LLP as the independent auditors for Separate Account B in accordance with the Rules and Regulations.

	No. of Shares	% of Outstanding Shares	% of Shares Voted
Affirmative	24,972.628	52.582%	96.747%
Against	839.744	1.768%	3.253%
Abstain	.000	.000%	.000%

TOTAL	25,812.372	54.350%	100.000%

QUARTERLY FILING REQUIREMENTS

In November 2004, Separate Account B began filing its complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view its complete schedule of investments on Form N-Q on the SEC’s website, www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) includes additional information about members of the Board of Separate Account B, and is available, without charge, upon request, toll-free at (800) 718-8824 for contract owners who call to request the SAI.

CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

The Board of Managers, including a majority of members who are not parties to the current investment advisory agreement (“Agreement”) with Provident Investment Management, LLC (“Adviser”) or interested persons of any party to the Agreement, approved the continuation of the Agreement in light of the unique circumstances of the Separate Account, which include a small and declining asset base of less than $1 million and total advisory fees last year of less than $4,600.00, the nature, extent, and quality of services provided by the Adviser, the Adviser’s performance, the cost of the services to be provided, and the absence of ancillary benefits or economies of scale.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1) Name, Address, and Age	(2) Position(s) Held with the Separate Account	(3) Term of Office and Length of Time Served	(4) Principal Occupation(s) During Past 5 Years	(5) Number of Portfolios in Separate Account Overseen by Director or Nominee for Director	(6) Other Directorships Held by Director or Nominee For Director

Henry E. Blaine (80) 403 Country Club View Drive Edwardsville, IL 62025	Member, Board of Managers	2009-2010 32 years of service	Retired - Partner, B&B Enterprises (land development)	1	None

H. Grant Law, Jr. (63) P.O. Box 1367 Chattanooga, TN 37401	Member, Board of Managers	2009-2010 18 years of service	Retired - President, Newton Chevrolet, Inc. & Newton Oldsmobile - GMC Trucks Mitsubishi, Inc. (car dealership); Community Volunteer	1	None

The member of the Board listed below is an “interested person” of Separate Account B within the meaning of section 2(a)(19) of the 1940 Act.
Name, Address, and Age	Position(s) Held with Separate Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Separate Account Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director

David G. Fussell (63) 259 Gnome Trail Lookout Mtn., GA 30750	Chairman, Board of Managers	2009-2010 15 years of service	Interim Chief Investment Officer and Former Retired Senior Vice President of Unum Group, Chattanooga, Tennessee	1	None

None of the members of the Board who are not “interested persons” of Separate Account B within the meaning of section 2(a)(19) of the 1940 Act owns beneficially or of record securities of the Company or any of its affiliates.

Allstate Assurance Company Separate Account B

Unaudited Financial Statements

June 30, 2010

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2010
ASSETS
Common stocks - at market value (Cost: $599,336)	$840,190
Cash	6,621
Accrued dividends	900

TOTAL ASSETS	$847,711

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Amounts payable for terminations and variable annuity benefits	$3,387
Management fee and other amounts due Allstate Assurance Company	437

TOTAL LIABILITIES	3,824

Contract owners’ equity:

Deferred annuity contracts terminable by owners - (accumulation units outstanding: 47,492.560)	606,785
Annuity contracts in pay-out period - (annuitization units outstanding: 18,557.835)	237,102

TOTAL CONTRACT OWNERS’ EQUITY	843,887

TOTAL LIABILITIES AND CONTRACT OWNERS’ EQUITY	$847,711

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

(Unaudited)

Allstate Assurance Company Separate Account B

Six Months Ended June 30, 2010
INVESTMENT INCOME

Income:

Dividends	$9,737

Expenses - Note E:
Investment advisory services	2,311
Mortality and expense assurances	3,236

Total Expenses	5,547

NET INVESTMENT INCOME	4,190

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NOTE A

Net realized gain from investment transactions Proceeds from sales	11,559
Cost of investments sold	4,246

Net realized gain	7,313

Net unrealized appreciation of investments:
At end of period	240,854
At beginning of period	309,032

Decrease in net unrealized appreciation of investments	(68,178)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(60,865)

NET DECREASE IN CONTRACT OWNERS’ EQUITY FROM OPERATIONS	$(56,675)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS’ EQUITY

(Unaudited)

Allstate Assurance Company Separate Account B

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
BALANCE AT BEGINNING OF PERIOD	$918,897	$1,315,485

FROM OPERATIONS:

Net investment income	4,190	10,865
Net realized gain on investments	7,313	44,922
Increase (decrease) in net unrealized appreciation of investments	(68,178)	114,577

Increase (decrease) in contract owners’ equity from operations	(56,675)	170,364

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:

Net contract purchase payments (Units purchased):	-	41,493
2010 - - ;
2009 - 4,386.777
Terminations and death benefits (Units terminated):	-	(576,806)
2010 - - ;
2009 - 59,370.549
Variable annuity benefits paid (Number of units):	(18,335)	(31,639)

2010 - 1,317.525;
2009 - 2,773.102
Decrease in contract owners’ equity from variable annuity contract transactions	(18,335)	(566,952)

NET DECREASE IN CONTRACT OWNERS’ EQUITY	(75,010)	(396,588)

BALANCE AT END OF PERIOD	$843,887	$918,897

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2010

	Number of Shares	Market Value	% of Net Assets
COMMON STOCKS

CAPITAL GOODS

Emerson Electric Company	1,000	$43,690
General Electric Company	3,900	56,238

		99,928	11.9%

CONSUMER GOODS

PepsiCo, Inc.	1,400	85,330
Procter & Gamble Company	1,000	59,980

		145,310	17.2%

CONSUMER SERVICES

Wal-Mart Stores, Inc.	1,000	48,070	5.7%

ENERGY

Dominion Resources, Inc.	1,000	38,740
Weatherford International, Inc.*	700	9,198

		47,938	5.7%

FINANCIAL

American Express Company	2,000	79,400	9.4%

HEALTH CARE

Becton Dickinson & Company	700	47,334
DaVita, Inc.*	1,000	62,440
Johnson & Johnson	1,000	59,060
Medtronic, Inc.	500	18,135
Stryker Corporation	1,000	50,060

		237,029	28.1%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS - Continued

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2010

	Number of Shares	Market Value	% of Net Assets
COMMON STOCKS - Continued

TECHNOLOGY

Cisco Systems, Inc. *	3,500	$74,585
Intel Corporation	2,000	38,900
Microsoft Corporation	3,000	69,030

		182,515	21.6%

TOTAL COMMON STOCK		840,190	99.6%

TOTAL INVESTMENTS		840,190	99.6%

CASH AND RECEIVABLES LESS LIABILITIES		3,697	0.4%

TOTAL CONTRACT OWNERS’ EQUITY		$843,887	100.0%

*-Non-income producing security

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

(Unaudited)

Allstate Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

	Six Months Ended		Year Ended December 31
	June 30, 2010		2009	2008	2007	2006
Investment income	$0.14		$0.26	$0.30	$0.29	$0.25
Expenses	0.08		0.13	0.18	0.21	0.19

Net investment income	0.06		0.13	0.12	0.08	0.06
Net realized and unrealized gain (loss) on investments	(0.92)		3.00	(7.38)	0.93	1.33

Net increase (decrease) in contract owners’ equity	(0.86)		3.13	(7.26)	1.01	1.39
Net contract owners’ equity:
Beginning of year	13.64		10.51	17.77	16.76	15.37

End of year	$12.78		$13.64	$10.51	$17.77	$16.76

Total Return	(6.33%)		29.78%	(40.86%)	6.03%	9.04%
Ratio of expenses to average contract owners’ equity	1.20	% *	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average contract owners’ equity	0.92	% *	1.18%	0.77%	0.46%	0.37%
Portfolio turnover	0%		2%	17%	8%	2%
Deferred annuity contracts terminable by owners-accumulation units outstanding at end of period	47,493		47,493	102,476	109,517	120,312

*Annualized

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2010

NOTE A—INVESTMENTS AND ACCOUNTING POLICIES

Allstate Assurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Allstate Assurance Company (formerly Provident National Assurance Company) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Certain administrative services of Separate Account B are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services. On February 1, 2001, Unum Group (formerly UnumProvident Corporation) sold the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Life Insurance Company (“Allstate Life”), a wholly-owned subsidiary of Allstate Insurance Company (“Allstate”), a wholly-owned subsidiary of Allstate Insurance Holdings (“Allstate Holdings”), a wholly-owned subsidiary of The Allstate Corporation (the “Corporation”). This transaction had no impact on the contract owners of Separate Account B.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter.

Net assets allocated to contracts in the payout period are computed according to the 1971 Individual Annuity Mortality Table or the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5 percent. The mortality risk is fully borne by Unum Group and may result in additional amounts being transferred into Separate Account B by Unum Group to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Realized and unrealized gains and losses are credited to, or charged to, contract owners’ equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $282,026 and gross unrealized losses of $41,172 at June 30, 2010. Security transactions are recorded on a trade date basis. Dividend income is recorded on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the six months ended June 30, 2010 is shown below.

Six Months Ended June 30, 2010
Cost of investments purchased	$-

Proceeds from investments sold	$11,559

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS - Continued

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2010

NOTE B—INVESTMENT COMPANY DEREGISTRATION

In 2009, Allstate Assurance Company began taking steps to deregister Separate Account B as an investment company under the Investment Company Act of 1940. The separate account is required to have less than 100 contract owners in order to qualify for deregistration. This requirement had been met as of December 31, 2009. To accomplish this requirement, contract owners were offered a one-time, 10% bonus if they elected to withdraw or transfer their balance from Separate Account B. For those contract owners currently receiving variable annuity payments, the 10% bonus offer required them to transfer their account to a fixed annuity product offered by Allstate Assurance Company. The amount of bonuses paid in 2009 to those contract owners accepting the offer was $41,493 and are presented as net contract purchase payments in 2009 on the Statements of Changes in Variable Annuity Contract Owners’ Equity. The bonus payments were paid to the contract owners by Unum Group. As of August 10, 2010, the deregistration process had not been finalized with the Securities and Exchange Commission.

NOTE C—FAIR VALUE MEASUREMENTS

Effective January 1, 2008, Separate Account B adopted the provisions of Accounting Standards Codification 820 (“ASC 820”), Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 is intended to increase consistency and comparability among fair value estimates used in financial reporting. It does not require any new fair value measurements. ASC 820 clarifies a number of considerations with respect to fair value measurement objectives for financial reporting and expands disclosure about the use of fair value measurements, with particular emphasis on the inputs used to measure fair value. This disclosure is intended to provide users of the financial statements the ability to assess the reliability of an entity’s fair value measurements.

ASC 820 requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria for each level is summarized as follows:

•	Level 1 – Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
•	Level 2 – Assets and liabilities whose values are based on the following:
a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or
c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
•

Level 3 – Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect Separate Account B’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

As of June 30, 2010, all investments held by Separate Account B were valued using Level 1 inputs as defined by ASC 820. See the Schedule of Investments for the listing of investments segregated by industry composition.

NOTES TO FINANCIAL STATEMENTS - Continued

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2010

NOTE D—FEDERAL INCOME TAXES

Separate Account B intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of Separate Account B are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to Separate Account B, as it did not generate taxable income.

Separate Account B had no liability for unrecognized tax benefits at June 30, 2010, and there was no activity related to unrecognized tax benefits during the year. Separate Account B believes that it is reasonably possible that the liability balance will not significantly increase or decrease within the next six months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

NOTE E—EXPENSES

Deductions are made by Allstate Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are .50% and .70%, respectively, of the net assets of Separate Account B.

ACCUMULATION UNIT VALUE TABLE

(Unaudited)

Allstate Assurance Company Separate Account B

End of Month	Accumulation Unit Value	End of Month	Accumulation Unit Value
1968	1.036279	March 2002	14.625826
1969	1.080379	June	12.053638
1970	1.030039	September	9.364676
1971	1.178612	December	10.188983
1972	1.403795	March 2003	9.728625
1973	1.126624	June	11.721042
1974	0.863269	September	12.329500
1975	1.022844	December	13.879698
1976	1.156853	March 2004	14.120048
1977	1.064425	June	14.422906
1978	1.094150	September	13.795096
1979	1.219189	December	15.094382
1980	1.555258	March 2005	14.304578
1981	1.473246	June	14.363421
1982	1.812441	September	14.795618
1983	2.132092	December	15.370699
1984	2.029912	March 2006	15.914824
1985	2.480050	June	15.781618
1986	2.743444	September	15.949882
1987	2.734169	December	16.756791
1988	3.087892	March 2007	16.780022
1989	3.812606	June	17.955239
1990	3.736441	September	18.522881
1991	5.036212	December	17.766886
1992	5.028547	March 2008	16.403785
1993	5.646864	June	16.270263
1994	5.410722	September	14.738496
1995	6.908158	December	10.513382
1996	8.435567	March 2009	9.447797
1997	11.384926	June	11.125835
1998	15.192155	September	12.753690
1999	19.180992	December	13.639973
March 2000	19.749348	January 2010	13.276486
June	19.048870	February	13.752847
September	17.707495	March	14.463281
December	16.659801	April	14.706116
March 2001	14.835643	May	13.427294
June	16.233254	June	12.776415
September	13.226137
December	15.297123

Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1999, on the last valuation day of each quarter from March 2000 through December 2009, and on the last valuation day of each month beginning January 2010. The results shown should not be considered as a representation of the results which may be realized in the future.

Item 2. Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Semi-Annual Report.

Item 6. Schedule of Investments.

Separate Account B’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to Separate Account B’s Board.

Item 11. Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer, conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of this evaluation.

(b) No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent fiscal year.

Item 12. Exhibits.

The following exhibits are attached to this Form N-CSR:

(1) Not applicable to Semi-Annual Report.

(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 12(a)(2).

(3) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 12(a)(3).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company

Separate Account B

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: August 27, 2010